31. Risks and Financial Instruments (Details 6) R$ in Millions, $ in Millions	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Fair value	R$ (77.9)		R$ 16.2
Amounts receivable	2,415.9
Amounts payable	2,493.8
Exchange rate swaps receivable in U.S. dollars
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount | $		$ 0.0		$ 0.0
Fair value	(70.0)		52.7
Amounts receivable	1,807.4
Amounts payable	1,877.4
Exchange rate swaps receivable in U.S. dollars | Receivables in U.S. dollars (LIBOR)
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount | $		300.0		350.0
Fair value	984.3		1,149.7
Amounts receivable	984.3
Amounts payable	0.0
Exchange rate swaps receivable in U.S. dollars | Receivables in U.S. dollars (Fixed)
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount | $		956.6		1,062.4
Fair value	823.1		1,084.6
Amounts receivable	823.1
Amounts payable	0.0
Exchange rate swaps receivable in U.S. dollars | Payables in CDI interest rate
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount | $		(1,256.6)		(1,412.4)
Fair value	(1,877.4)		(2,181.6)
Amounts receivable	0.0
Amounts payable	1,877.4
Exchange rate swaps payable in U.S. dollars + COUPON
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount | $		0.0		0.0
Fair value	0.1		0.4
Amounts receivable	29.9
Amounts payable	29.8
Exchange rate swaps payable in U.S. dollars + COUPON | Receivables in CDI interest rates
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount | $		9.1		8.5
Fair value	29.9		28.3
Amounts receivable	29.9
Amounts payable	0.0
Exchange rate swaps payable in U.S. dollars + COUPON | Payables in U.S. dollars (Fixed)
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount | $		$ (9.1)		$ (8.5)
Fair value	(29.8)		(27.9)
Amounts receivable	0.0
Amounts payable	29.8
Interest rate swaps in Brazilian Reais | Receivables in fixed interest rates + IPCA
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount	566.1		0.0
Fair value	583.3		0.0
Amounts receivable	583.3
Amounts payable	0.0
Payables in CDI interest rate
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount	0.0		0.0
Fair value	(3.3)		0.0
Amounts receivable	583.3
Amounts payable	586.6
Payables in CDI interest rate | Payables in CDI
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount	(566.1)		0.0
Fair value	(586.6)		0.0
Amounts receivable	0.0
Amounts payable	586.6
Gross result
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Fair value	(73.2)		53.1
Amounts receivable	2,420.6
Amounts payable	2,493.8
Income tax
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Fair value	(4.7)		(36.9)
Amounts receivable	(4.7)
Amounts payable	0.0
Positive result
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Fair value	85.8		218.5
Negative result
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Fair value	R$ (163.7)		R$ (202.3)